Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2016	Jan. 31, 2015	Apr. 30, 2015	Apr. 30, 2014
Provision for Income Taxes, Current, Federal					$ 0	$ 0
Provision for Income Taxes, Current, State					3	5
Provision for Income Taxes, Current, Foriegn					124	12
Provision for Income Taxes, Current, Total					127	17
Provision for Income Taxes, Deferred, Federal					(25,948)	(2,015)
Provision for Income Taxes, Deferred, State					(1,771)	(148)
Provision for Income Taxes, Deferred, Foreign					8	0
Provision for Income Taxes, Deferred, Total					(27,711)	(2,163)
Provision for Income Taxes, Change in valuation allowance, Federal					25,948	2,015
Provision for Income Taxes, Change in valuation allowance, State					1,771	148
Provision for Income Taxes, Change in valuation allowance, Foreign					(8)	0
Provision for Income Taxes, Change in valuation allowance, Total					27,711	2,163
Provision for Income Taxes, Total, Federal					0	0
Provision for Income Taxes, Total, State					3	5
Provision for Income Taxes, Total, Foreign					124	12
Provision for Income Taxes, Total	$ 31	$ 12	$ 76	$ 27	$ 127	$ 17